Consolidated Statements of Comprehensive Income/(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 598,399	$ 600,672	$ 733,872
Cost of revenues:
Total cost of revenues	165,833	145,757	191,573
Gross profit	432,566	454,915	542,299
Operating expenses:
Product development	255,233	279,842	260,772
Sales and marketing	235,824	213,449	225,480
General and administrative	50,910	48,934	56,920
Total operating expenses	541,967	542,225	543,172
Operating loss	(109,401)	(87,310)	(873)
Other income, net	22,144	35,746	17,643
Interest income	38,625	45,222	17,311
Exchange difference	464	692	6,524
Income/(loss) before income tax expense	(48,168)	(5,650)	40,605
Income tax expense	52,070	60,420	57,946
Net loss from continuing operations	(100,238)	(66,070)	(17,341)
Net income from discontinued operations, net of tax	0	35,426	0
Net loss	(100,238)	(30,644)	(17,341)
Less: Net income/(loss) from continuing operations attributable to the noncontrolling interest shareholders	31	(265)	2
Net loss from continuing operations attributable to Sohu.com Limited	(100,269)	(65,805)	(17,343)
Net income from discontinued operations attributable to Sohu.com Limited	0	35,426	0
Net loss attributable to Sohu.com Limited	(100,269)	(30,379)	(17,343)
Net loss	(100,238)	(30,644)	(17,341)
Foreign currency translation adjustments	(11,669)	(13,643)	(83,982)
Other comprehensive loss	(11,669)	(13,643)	(83,982)
Comprehensive loss	(111,907)	(44,287)	(101,323)
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	31	(265)	2
Comprehensive loss attributable to Sohu.com Limited	$ (111,938)	$ (44,022)	$ (101,325)
Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$ (3.13)	$ (1.93)	$ (0.5)
Discontinued operations	0	1.04	0
Net loss per share	$ (3.13)	$ (0.89)	$ (0.5)
Shares used in computing basic net loss per share attributable to Sohu.com Limited	32,009	34,109	34,945
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (3.13)	$ (1.93)	$ (0.5)
Discontinued operations	0	1.04	0
Net loss per share	$ (3.13)	$ (0.89)	$ (0.5)
Shares used in computing diluted net loss per share attributable to Sohu.com Limited	32,009	34,109	34,945
Brand advertising [Member]
Revenues:
Total revenues	$ 73,465	$ 88,689	$ 103,233
Cost of revenues:
Total cost of revenues	66,579	71,103	86,642
Online games [Member]
Revenues:
Total revenues	502,389	479,697	585,424
Cost of revenues:
Total cost of revenues	88,495	65,029	91,001
Others [Member]
Revenues:
Total revenues	22,545	32,286	45,215
Cost of revenues:
Total cost of revenues	$ 10,759	$ 9,625	$ 13,930